Exhibit 99.18

COLT SECURITIZATION DEPOSITOR, LLC abs-15g

Client Name:	XXXX
Client Project Name:	XXXX XXXX-XXXX
Start - End Dates:	XXXX - XXXX
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	2

Loan Number	Deal ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXX	4350118888	XXXX	XXXX	QM: Safe Harbor	QM: Safe Harbor (APOR)	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Terms/Guidelines	Satisfied	D	A	D	A	XXXX	Missing AUS or AUS errors present	No	Missing AUS (DU Approve/Eligible per 1008) or provide corrected 1008 reflecting Manual Underwriting.	XXXX - Lender provided a copy of the missing 1008.	XXXX - Exception satisfied.	(No Data)	Not Applicable	XXXX: Mortgage payment history exceeds guidelines
- XXXX Comments:  XXXX months paid as agreed

XXXX: Significant housing expense reduction
- XXXX Comments:  Reducing housing payment by 13%

XXXX: Credit score exceeds guidelines
- XXXX Comments:  Credit score XXXX is above credit score 680.

XXXX	4350118887	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXXX: Credit score exceeds guidelines
- XXXX Comments:  XXXX Credit score exceeds guidelines of 660.

XXXX: Verified cash reserves exceed guidelines
- XXXX Comments:  Post closing reserves $XXXX or XXXX months PITIA exceed guidelines 3 months x $XXXX = $XXXX.

XXXX	4350118886	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXXX: Credit score exceeds guidelines
- XXXX Comments:  XXXX Credit score exceeds guidelines of 680 per program.

XXXX: Verified cash reserves exceed guidelines
- XXXX Comments:  Post closing reserves $XXXX or XXXX months PITIA exceed guideline 3 months x $XXXX = $XXXX required.

XXXX	4350118889	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	DTI	Waived	C	B	C	B	XXXX	Debt Ratio > 50%	No	The DTI is 50.55% and exceeds guides. The taxes and hazard insurance are higher than estimated. Addtil updated credit report reflects higher payments.	(No Data)	An exception was provided allowing the DTI with comp factors.	(No Data)	Not Applicable	XXXX: Verified cash reserves exceed guidelines
- XXXX Comments:  The borrower has 8 months reserves after closing.

XXXX: Mortgage payment history exceeds guidelines
- XXXX Comments:  No mortgage lates reported on the credit report.

XXXX	4350118889	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Income/Employment	Satisfied	C	A	C	A	XXXX	Income docs do not meet guidelines	No	The letter of explanation regarding all deposits and transfer from XXXX was not in the loan file.	(No Data)	LOE not required per guidelines.	(No Data)	Not Applicable	XXXX: Verified cash reserves exceed guidelines
- XXXX Comments:  The borrower has XXXX months reserves after closing.

XXXX: Mortgage payment history exceeds guidelines
- XXXX Comments:  No mortgage lates reported on the credit report.

XXXX	4350118889	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Income/Employment	Satisfied	D	A	D	A	XXXX	Income Documentation Missing	No	The Tax preparer letter supporting a 9.8% expense factor was provided. However no outline of the business expenses as a percentage of the gross annual revenue was provided. Addtl no CPA lic or CTEC was provided.	(No Data)	The CPA license provided for cure.	(No Data)	Not Applicable	XXXX: Verified cash reserves exceed guidelines
- XXXX Comments:  The borrower has XXXX months reserves after closing.

XXXX: Mortgage payment history exceeds guidelines
- XXXX Comments:  No mortgage lates reported on the credit report.